FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY



Investment Company Act File Number           811-21576

Exact Name of registrant as                  Stock Dividend Fund, Inc.
      Specified in charter

Address of principal executive office        8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Name and address of agent for service        Laura S. Adams
                                             8150 N. Central Expwy
							   Suite #101
                                             Dallas, Texas 75206

Registrants telephone number, inc. area code 214-360-7418

Date of fiscal year end:                     12/31

Date of reporting period:                    03/30/07



























Item 1.  Schedule of Investments

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS
MARCH 30, 2007

DESCRIPTION                                 SHARES      MARKET VALUE
-----------                                 ------      -------

COMMON STOCKS ? 99.37%

Capital Goods ? 29.29%
   Caterpillar                             7541      $  505,473
   Dow Chemical                            9086         416,684
   Eastman Chemical                        2649         167,761
   Freeport-McMoRan 				 9000         595,710
   Louisiana-Pacific			      20795		  417,148
   Olin 						27045         458,142
   Paccar                                  2452         179,977
   PPG Industries                          1539         108,207
                                                        -------
                                                      2,849,102
Consumer Discretionary ? 7.39%
   Masco                                  10978         300,797
   Polaris                                 2855         136,983
   SuperValu					 2700		  105,489
   Whirlpool                               2065         175,339
                                                        -------
                                                        718,608
Consumer Staples ? 16.81%
   Altria                                  4585         402,609
   Belo						11700         218,439
   Deluxe Corp                             6724         225,456
   Universal Corp                          8956         549,451
   UST Inc                                 4120         238,878
                                                        -------
                                                      1,634,833
Energy ? 10.31%
   Chevron                                 2531         187,193
   Conoco Phillips                         7703         526,500
   PetroChina                              2466         288,744
                                                       --------
                                                      1,002,437
Financial ? 18.19%
   Bank of America                         9790         499,486
   First Horizon                           7472         310,312
   Huntington Bancshares                  12000         262,200
   J.P.Morgan                              1920		   92,890
   Washington Mutual                      12053         486,700
   XL Capital					 1685         117,883
                                                        -------
                                              		1,769,471



- Continued -

STOCK DIVIDEND FUND, INC.
SCHEDULE OF INVESTMENTS, continued
MARCH 30, 2007


DESCRIPTION                                SHARES      MARKET VALUE
-----------                                ------      ------------


Healthcare/Pharmaceutical ? 5.94%
   Merck                                   3592     $   158,659
   Pfizer                                 16606         419,468
	                                                -------
                                                        578,126
Technology/Telecom ? 7.36%
   Telecom Corp of New Zealand            18450         501,840
   Verizon                                 5641         213,907
                                                        -------
                                                        715,747
Utilities ? 4.09%
   DTE Energy                              2499         119,702
   Hawaiian Electric                      10700 	  278,093
                                                        -------
                                                        397,795


  -------

Total Common Stocks  (cost $8,658,614)		    $	9,666,117


SHORT-TERM INVESTMENTS ? 0.63%
   Cash Less Debits                  $61,180             61,180
                                                       --------

   Total short-term investments   (cost $61,180)         61,180
                                                       --------

Total investment securities-100.00%(cost$8,719,794)   9,727,297

                                                       --------

Net assets - 100.00%                                $ 9,727,297
                                                   ============









THIS IS AN UNAUDITED STATEMENT
See accompanying notes to these financial statements.

NOTES TO FINANCIAL STATEMENTS

Investment Transactions ? Purchases and Sales of investment securities (excluding money market funds) for the three months ended March 30, 2007 were $2,928,856 and $1,036,307 respectively. At the end of the period, net unrealized appreciation for Federal Income tax purposes aggregated $1,007,503, of which $1,084,431 related to unrealized appreciation of securities and ($76,928) related to unrealized depreciation of securities. The cost of investments at March 30, 2007 for Federal Income tax purposes was $8,658,614, excluding short term investments.


Item 2.  Controls and Procedures


a)	Laura S. Adams is the President and Treasurer of the Fund and has
concluded that the Registrant?s disclosure controls and procedures(as defined in Rule 30a-3(c) under the Investment
Company Act of 1940 are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 15d-15(b) under the
Securities Exchange Act of 1934, as amended.

b)	There were no changes in the Registrant?s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 that occurred during the Registrant?s last fiscal half-year that has materially affected, or is reasonably likely to material affect, the Registrant?s internal control over financial reporting.



















Item 3.  Exhibits



Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company act of 1940 are filed herewith.


SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                          -------------------------
                                                    Laura S. Adams
                                                    President

Date:  04/26/2007






Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            Stock Dividend Fund, Inc.

                                             By /s/ Laura S. Adams
                                         -------------------------
                                                    Laura S. Adams
                                                    Treasurer

Date:  04/26/2007